Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Mar. 14, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 10, 2017
Dividend payable								$ 15,000
Successor [Member]
Accrued charge-backs		$ 3,998			$ 3,998	$ 3,252
Revenue recognized, contract liabilities					1,694
LIFO inventory value exceeds		1,881			1,881	1,275
Dividend payable
Advertising and promotion costs		$ 3,013	$ 2,996	$ 3,353	$ 6,933	$ 8,663
Successor [Member] | Series A Convertible Preferred Stock [Member]
Conversion of stock into common stock		6,231,950			6,231,950
Successor [Member] | Vendor 1 [Member]
Concentration risk, percentage		36.10%	33.20%	32.70%	40.00%	30.50%
Successor [Member] | Vendor 2 [Member]
Concentration risk, percentage		22.30%	26.80%	29.30%	20.60%	27.40%
Successor [Member] | Vendor 3 [Member]
Concentration risk, percentage		17.00%	16.70%	16.00%	16.70%	17.30%
Successor [Member] | Vendor 4 [Member]
Concentration risk, percentage		15.40%	15.90%	13.80%	13.20%	16.80%
Predecessor [Member]
Accrued charge-backs							$ 2,373
LIFO inventory value exceeds							11,930
Advertising and promotion costs	$ 2,624						$ 11,027
Predecessor [Member] | Vendor 1 [Member]
Concentration risk, percentage	36.10%						28.90%
Predecessor [Member] | Vendor 2 [Member]
Concentration risk, percentage	21.40%						27.00%
Predecessor [Member] | Vendor 3 [Member]
Concentration risk, percentage	18.20%						21.30%
Predecessor [Member] | Vendor 4 [Member]
Concentration risk, percentage	16.10%						15.00%